Share-based compensation - Changes in Stock Options (Details)	3 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	827,642	825,091
Number of options granted (in shares) | shares	264,402	91,361
Number of options forfeited (in shares) | shares	(67,940)	(12,630)
Number of options exercised (in shares) | shares	(6,051)	(13,680)
Number of options expired (in shares) | shares	(146)	0
Number of options outstanding - end of period (in shares) | shares	1,017,907	890,142
Number of options exercisable (in shares) | shares	520,851	516,355
Weighted average exercise price, options outstanding - beginning of period (in canadian dollars per share) | $ / shares	$ 34.11	$ 28.37
Weighted average exercise price, options granted (in canadian dollars per share) | $ / shares	44.76	73.54
Weighted average exercise price, options forfeited (in canadian dollars per share) | $ / shares	53.85	49.78
Weighted average exercise price, options exercised (in canadian dollars per share) | $ / shares	48.22	26.66
Weighted average exercise price, options expired (in canadian dollars per share) | $ / shares	86.38	0
Weighted average exercise price, options outstanding - end of period (in canadian dollars per share) | $ / shares	35.47	32.73
Weighted average exercise price, options exercisable (in canadian dollars per share) | $ / shares	$ 21.40	$ 17.76